Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Amortization Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Amortization Expense, Year 1	$ 902
Amortization Expense, Year 2	869
Amortization Expense, Year 3	888
Amortization Expense, Year 4	902
Amortization Expense, Year 5	895
Amortization of Intangible Assets	$ 834	$ 778	$ 722